FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Narrative) (Details)	12 Months Ended
	Jan. 31, 2014 USD ($)	Jan. 31, 2014 ARS	Jan. 31, 2013 USD ($)	Jan. 31, 2013 ARS	Jan. 31, 2012 USD ($)	Jan. 31, 2014 CAD	Jan. 31, 2013 CAD
Cash, FDIC Insured Amount	$ 100,000
Cash	1,260,000		150,000			608,000	560,000
Canadian dollar term deposits guaranteed by the provincial government of BC						51,000	1,350,000
Change in value of currency against US Dollar	10.00%	10.00%
Net Loss Increase/Decrease Due to Foreign Exchange	120,995
Foreign Currency Transaction Gain (Loss), Unrealized	283,632		108,848		29,677
Cash in an International Bank		6,136,000		257,159
Loans and Leases Receivable, Gross, Other	$ 260,000